Consolidated Income Statement - USD ($) shares in Thousands, $ in Millions		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Investment services fees:
Asset servicing		$ 4,244	$ 4,187	$ 4,075
Clearing services		1,404	1,375	1,335
Issuer services		1,026	978	968
Treasury services		547	555	564
Total investment services fees		7,221	7,095	6,942
Investment management and performance fees		3,350	3,438	3,492
Foreign exchange and other trading revenue		701	768	570
Financing-related fees		219	220	169
Distribution and servicing		166	162	173
Investment and other income		341	316	1,212
Total fee revenue		11,998	11,999	12,558
Net securities gains — including other-than-temporary impairment		79	82	92
Noncredit-related portion of other-than-temporary impairment (recognized in other comprehensive income)		4	(1)	1
Net securities gains		75	83	91
Total fee and other revenue		12,073	12,082	12,649
Operations of consolidated investment management funds
Investment income		35	115	503
Interest of investment management fund note holders		9	29	340
Income from consolidated investment management funds		26	86	163
Net interest revenue
Interest revenue		3,575	3,326	3,234
Interest expense		437	300	354
Net interest revenue		3,138	3,026	2,880
Total revenue		15,237	15,194	15,692
Provision for credit losses		(11)	160	(48)
Noninterest expense
Staff		5,733	5,837	5,845
Professional, legal and other purchased services		1,185	1,230	1,339
Software		647	627	620
Net occupancy		590	600	610
Distribution and servicing		405	381	428
Sub-custodian		245	270	286
Furniture and equipment		247	280	322
Business development		245	267	268
Other		940	961	1,031
Amortization of intangible assets		237	261	298
Merger and integration, litigation and restructuring charges		49	85	1,130
Total noninterest expense		10,523	10,799	12,177
Income
Income before income taxes		4,725	4,235	3,563
Provision for income taxes		1,177	1,013	912
Net income		3,548	3,222	2,651
Net (income) attributable to noncontrolling interests (includes $(10), $(68) and $(84) related to consolidated investment management funds, respectively)		(1)	(64)	(84)
Net income applicable to shareholders of The Bank of New York Mellon Corporation		3,547	3,158	2,567
Preferred stock dividends		(122)	(105)	(73)
Net income applicable to common shareholders of The Bank of New York Mellon Corporation		3,425	3,053	2,494
Net income applicable to common shareholders of The Bank of New York Mellon Corporation used for the earnings per share calculation
Net income applicable to common shareholders of The Bank of New York Mellon Corporation		3,425	3,053	2,494
Less: Earnings allocated to participating securities		52	43	43
Net income applicable to the common shareholders of The Bank of New York Mellon Corporation after required adjustment for the calculation of basic and diluted earnings per common share		$ 3,373	$ 3,010	$ 2,451
Average common shares and equivalents outstanding of The Bank of New York Mellon Corporation
Basic (shares)		1,066,286	1,104,719	1,129,897
Common stock equivalents (shares)		15,672	17,290	20,037
Less: Participating securities (shares)		(9,945)	(9,498)	(12,454)
Diluted (shares)		1,072,013	1,112,511	1,137,480
Anti-dilutive securities (shares)	[1]	31,695	28,736	43,735
Earnings per share applicable to the common shareholders of The Bank of New York Mellon Corporation
Basic (usd per share)	[2]	$ 3.16	$ 2.73	$ 2.17
Diluted (usd per share)	[2]	$ 3.15	$ 2.71	$ 2.15

[1]	Represents stock options, restricted stock, restricted stock units and participating securities outstanding but not included in the computation of diluted average common shares because their effect would be anti-dilutive.
[2]	Basic and diluted earnings per share under the two-class method are determined on the net income applicable to common shareholders of The Bank of New York Mellon Corporation reported on the income statement less earnings allocated to participating securities.